RECOVERABLE VALUE OF LONG-TERM ASSETS - Impairment recognized in Balance sheet, by operating segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	R$ 2,689,823	R$ 7,033,696
Fixed Assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	2,536,835	6,963,604
Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	152,988	70,092
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	2,620,752	6,964,625	R$ 7,566,340
Generation | Fixed Assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	2,536,835	6,963,604
Generation | Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	83,917	1,021
Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	69,071	69,071
Administration | Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	R$ 69,071	R$ 69,071